Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN NEW YORK TAX FREE TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Franklin New York Intermediate-Term Tax-Free Income Fund-11 | FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	fnytft_SupplementTextBlock

I. Effective on April 10, 2017, additional sales charge reduction and waiver categories will be added in an Appendix to the prospectus for purchases through specific intermediaries. Therefore, the following sentence is added to the end of the first full paragraph after the heading “Fees and Expenses of the Fund” section of each Fund’s summary prospectus:

In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A – Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.